Condensed Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Preferred Stock Previously Reported	Preferred Stock	Common Stock Previously Reported	Common Stock	Treasury Stock Previously Reported	Treasury Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Subscription Receivable Previously Reported	Subscription Receivable	Accumulated Deficit Previously Reported	Accumulated Deficit	Accumulated Other Comprehensive Income Previously Reported	Accumulated Other Comprehensive Income	Previously Reported	Total
Balance at Mar. 31, 2022		$ 54		$ 624		$ (60,395)		$ 9,468,667		$ (48,718)		$ (10,035,537)		$ 1,333		$ (673,972)
Balance (in Shares) at Mar. 31, 2022		545,386		2,099,930		(473)
Net income												44,550				44,550
Investment from shareholder								150,000								150,000
Currency translation adjustment														337		337
Share issuance				$ 2,891				2,337,046								2,339,937
Share issuance (in Shares)				289,104,000
Share offering costs								(90,478)								(90,478)
Share-based payment				$ 4				35,996								36,000
Share-based payment (in Shares)				360,000
Balance at Mar. 31, 2023	$ 54	$ 54	$ 3,519	$ 3,519	$ (60,395)	$ (60,395)	$ 11,901,231	11,901,231	$ (48,718)	(48,718)	$ (9,990,987)	(9,990,987)	$ 1,670	1,670	$ 1,806,374	1,806,374
Balance (in Shares) at Mar. 31, 2023	545,386	545,386	291,563,930	291,563,930	(473)	(4,730)
Net income												1,403,393				1,403,393
Offset with due to related party balance										48,718						48,718
Other comprehensive loss														(1,670)		(1,670)
Balance at Dec. 31, 2023		$ 54		$ 3,519		$ (60,395)		11,901,231				(8,587,594)				3,256,815
Balance (in Shares) at Dec. 31, 2023		545,386		291,563,930		(4,730)
Balance at Mar. 31, 2023	$ 54	$ 54	$ 3,519	$ 3,519	$ (60,395)	$ (60,395)	11,901,231	11,901,231	(48,718)	(48,718)	(9,990,987)	(9,990,987)	1,670	1,670	1,806,374	1,806,374
Balance (in Shares) at Mar. 31, 2023	545,386	545,386	291,563,930	291,563,930	(473)	(4,730)
Net income												1,564,538				1,564,538
Offset with due to related party balance										48,718						48,718
Currency translation adjustment														(1,670)		(1,670)
Balance at Mar. 31, 2024	$ 54	$ 54	$ 3,519	$ 3,519	$ (60,395)	$ (60,395)	$ 11,901,231	11,901,231			$ (8,426,449)	(8,426,449)			$ 3,417,960	3,417,960
Balance (in Shares) at Mar. 31, 2024	545,386	545,386	291,563,930	291,563,930	(473)	(4,730)
Net income												1,654,701				1,654,701
Offset with due to related party balance		$ 600						599,400								600,000
Offset with due to related party balance (in Shares)		6,000,000
Balance at Dec. 31, 2024		$ 654		$ 3,519		$ (60,395)		$ 12,500,631				$ (6,771,748)				$ 5,672,661
Balance (in Shares) at Dec. 31, 2024		6,545,386		291,563,930		(4,730)